NOTES PAYABLE (Details Narrative) - HKD ($)					12 Months Ended
	Dec. 29, 2021	Sep. 28, 2021	Sep. 16, 2021	Aug. 26, 2020	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Fair value of warrants		$ 3,312,887.04
Freight App Inc [Member]
Short-Term Debt [Line Items]
Fair value of warrants				$ 1,039,070	$ (497,759)
Proceeds from notes payable					2,620,000
Amortization of debt discount					446,774
September Promissory Note [Member] | Freight App Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 1,500,000
Debt instrument, maturity date			Sep. 16, 2022
Annual Interest rate			0.17%
Fair value of warrants			$ 2,692,396
Debt instrument discount			1,500,000
Proceeds from notes payable			$ 1,192,396
First December Promissory Note [Member] | Freight App Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 200,000
Debt instrument, maturity date	Oct. 07, 2022
Annual Interest rate	0.33%
Debt instrument discount	$ 30,000
Proceeds from notes payable	170,000
Second December Promissory Note [Member] | Freight App Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 950,000
Debt instrument, maturity date	Sep. 28, 2022
Annual Interest rate	0.17%
December Promissory Note [Member] | Freight App Inc [Member]
Short-Term Debt [Line Items]
Fair value of warrants	$ 2,756,669
Debt instrument discount	1,120,000
Proceeds from notes payable	$ 1,636,669				$ 1,636,669